RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 12, 2022	Mar. 05, 2022	Aug. 12, 2020	Mar. 05, 2020	Feb. 25, 2022	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2021	Dec. 31, 2020
Accrued compensation						$ 777,111	$ 777,111	$ 777,111	$ 777,111
Officer compensation						740,000		740,000
Employer's share of payroll taxes						37,111		37,111
Accounts payable - related parties						191,547	210,868	191,547	210,868
Accrued Interest						13,301	740,000	$ 13,301	740,000	$ 740,000	$ 740,000
Annual interest rate								10.00%
Interest Expense						1,386		$ 2,772	5,500		4,645
Accounts payable - related parties							210,868		210,868	177,868	177,868
Increase (Decrease) in Other Accrued Liabilities									210,868	5,029
Employer's share of payroll taxes						$ 777,111	777,111	777,111	777,111	37,111	37,111
Chief Financial Officer [Member]
Increase (Decrease) in Other Accrued Liabilities									10,962
Accrual of unpaid payroll					$ 10,961
Senior Vice President of Football Operations [Member]
Increase (Decrease) in Other Accrued Liabilities									336
Accrued and unpaid expenses									336
Vice President of Team Interface [Member]
Increase (Decrease) in Other Accrued Liabilities									70
Accrued and unpaid expenses									70
Chief Financials Officer [Member]
Increase (Decrease) in Other Accrued Liabilities								191,547
Accrual of unpaid payroll					$ 10,961
Senior Vice President of Football Operation [Member]
Increase (Decrease) in Other Accrued Liabilities								336
Accrued and unpaid expenses								336
Note Payable Two [Member]
Notes Issued			$ 30,000
Note Payable One [Member]
Notes Issued				$ 25,000
Note Payable Note One [Member]
Notes Issued		$ 25,000
Note Payable Note Two [Member]
Notes Issued	$ 30,000
On March 5, 2020 and August 12, 2020 [Member]
Total proceeds from issuance of notes payable							55,000	55,000
Contract President, CEO [Member]
Increase (Decrease) in Other Accrued Liabilities									199,500
Consulting agreement expense									161,200
Office expense									36,800
Advance to affiliates									1,500
Contract President, CEO [Member] | April 30, 2022 [Member]
Increase (Decrease) in Other Accrued Liabilities									199,450
Unpaid Former Officer Compensation[Member]
Accrued compensation							$ 740,000		$ 740,000
Employer's share of payroll taxes										$ 37,111	$ 37,111
Chief Marketing Officer, William Lyons Associates, Inc. [Member]
Investor funding by July 31, 2022, by virtue of an extension												$ 3,000,000
Contract Presidents, CEO [Member]
Increase (Decrease) in Other Accrued Liabilities								180,250
Consulting agreement expense								144,150
Office expense								36,100
Unpaid Former Officers Compensation [Member]
Accrual of unpaid payroll								$ 10,961